MORGAN STANLEY DEAN WITTER
VARIABLE INVESTMENT SERIES
Two World Trade Center
New York, New York 10048
(212) 392-1600






            May 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter Variable
	 Investment Series
     File No. 811-3692
     Rule 497j Filing

Dear Sir/Madam:

     On behalf of the Registrant, the
undersigned
 certifies that the form of
Prospectus and Statement
of Additional Information that
would have been
 filed under Section 497(c)
 would not have differed
from those contained in the
text of the Registrant's
 most recent registration
statement that was filed
electronically via EDGAR
with the Securities and
 Exchange
 Commission on April
 30, 2001.


 		Very truly yours,
             /s/Marilyn K. Cranney
 	Marilyn K. Cranney
                 Assistant Secretary



cc Barry Fink, Esq.
      Keith O'Connell